Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000006076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	$ 10,000		$ 11,067.63	$ 12,007.22	$ 12,513.03	$ 11,260.55	$ 16,146.43	$ 15,040.02	$ 17,105.69	$ 19,200.54	$ 21,809.96	$ 27,265.71
C000006074 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475.01		10,570.96	11,561.86	12,141.46	11,017.45	15,940.43	14,965.19	17,150.96	19,416.94	22,055.77	27,573.01
C000006077 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000.01		11,187.15	12,267.15	12,920.77	11,762.36	17,060.64	16,059.95	18,470.31	20,954.65	23,856.17	29,892.34
C000007847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	9,999.99		11,118.86	12,122.2	12,688.65	11,469.96	16,545.68	15,474.18	17,675.68	19,928.99	22,557.91	28,092.74
C000152172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000.01		11,197.96	12,297.1	12,963.6	11,805.02	17,143.03	16,153.91	18,580.89	21,100.89	24,052.89	30,176.05
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,803	13,519	14,873	15,986	22,871	19,890	23,742	29,410	34,017	41,509
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	$ 10,000		$ 11,553	$ 12,335	$ 13,379	$ 12,197	$ 17,525	$ 16,330	$ 18,214	$ 20,592	$ 23,414	$ 29,763